CONCENTRATION OF CREDIT RISK - Accounts payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONCENTRATION OF CREDIT RISK
Accounts payable	$ 2,122	¥ 13,846	¥ 9,924